Accounts Payable and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Payable And Accruals Explanatory Abstract
Schedule of accounts payable - other
	December 31
	2022	2021
	U.S. dollars in thousands

Accrued expenses	1,058	1,469
Employees and related institutions	1,292	1,345
Government institutions	-	25
	2,350	2,839